Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Plans	Share-Based Compensation Plans
AIG Equity Awards
Prior to the IPO, certain of our employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan (each as applicable, the “LTIP”), which are governed by the AIG 2013 Omnibus Incentive Plan (“Omnibus Plan”). The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to our employees primarily in the form of AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives.
AIG RSUs and AIG stock options granted to our employees by AIG will be earned based solely on continued service by the participant while AIG PSUs will be earned based on both continued service and AIG achieving specified performance goals at the end of a three-year performance period. These performance goals were pre-established by AIG’s Compensation and Management Resources Committee (“CMRC”) for each annual grant. The actual number of PSUs earned can vary from zero to 200% of the amount granted. Vesting occurs on January 1 of the year immediately following the end of the three-year performance period.
Prior to 2021, LTI awards accrued dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs were subject to the same vesting terms and conditions as the underlying unit. Beginning in 2021, PSUs and RSUs granted via the annual 2021 LTI award (as of the date of grant), and those existing from the 2020 LTI awards (as of the third quarter) accrue dividend equivalent rights (DERs) as AIG’s dividends are declared. These DERs will be settled in cash only if the underlying units’ vesting conditions are met; previously accrued DEUs were not impacted by this change.
The fair value of AIG RSUs and AIG PSUs that are earned solely based on certain AIG-specific metrics was based on the closing price of AIG Common Stock on the grant date; while the fair value of AIG PSUs that are earned based on AIG’s relative total shareholder return (“TSR”) was determined on the grant date using a Monte Carlo simulation. The fair value of AIG stock options was estimated on the grant date using the Black-Scholes model.
Corebridge Equity Awards
On September 6, 2022, Corebridge Parent adopted the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan (the “2022 Plan”) and the Corebridge Financial, Inc. Long-term Incentive Plan (the “LTIP,” together with the 2022 Plan, the “Corebridge Plans”). Following the IPO, equity awards may be granted under the Corebridge Plans to current employees or directors of the Company or, solely with respect to their final year of service, former employees.
Equity awards under the Corebridge Plans are linked to Corebridge Parent’s common stock (“CRBG Stock”). A total of 40,000,000 shares of CRBG Stock are authorized for delivery pursuant to awards granted or assumed under the Plans. Delivered shares may be newly-issued shares or shares held in treasury.
RSU Conversion
All AIG RSUs that were held by our active employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of CRBG Stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding). Specifically, the AIG RSUs were converted to Corebridge RSUs based on a conversion factor of 2.580952. The conversion factor was determined by the AIG closing stock price on September 14 ($54.20) divided by the public offering price for CRBG Stock in the IPO ($21.00).
The following table presents our total direct share-based compensation expense which is settled as part of our quarterly intercompany process. This table reflects both AIG equity awards and Corebridge RSUs:

Years Ended December 31,
(in millions)	2022	2021	2020
Share-based compensation expense - pre-tax	$75	$88	$74
Share-based compensation expense - after tax	59	70	58
The following table presents the Corebridge RSUs that were converted from AIG RSUs on September 14, 2022:

As of or for the Year Ended December 31,	2022
	Number of Units	Weighted Average Grant Date Fair Value
Unvested, beginning of year	$—	$—
Granted	10,328,220	21.00
Vested	(3,674,973)	21.00
Forfeited	(116,092)	21.00
Unvested, end of year	$6,537,155	$21.00
At December 31, 2022, the total unrecognized compensation cost for outstanding RSUs was $40 million and the weighted-average and expected period of years over which that cost is expected to be recognized are 1.0 year and 2.25 years, respectively.